Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	£ 9,313		£ 4,655
Net finance costs	(1,381)	£ (1,094)	(637)
Share of post-tax results of associates and joint ventures	419		2,227
Profit/(loss) before taxation	8,351		6,245
Taxation on ordinary activities	(2,141)		(1,406)
Profit for the year	6,210		4,839
Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		6,412
Net finance costs		(1,094)
Share of post-tax results of associates and joint ventures		24,209
Profit/(loss) before taxation		29,527
Taxation on ordinary activities		8,129
Profit for the year		37,656
Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	10,347		5,480
Net finance costs	(1,385)		(529)
Share of post-tax results of associates and joint ventures	387		1,327
Profit/(loss) before taxation	9,349		6,278
Taxation on ordinary activities	(2,364)		(1,473)
Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		7,929
Net finance costs		(889)
Share of post-tax results of associates and joint ventures		1,012
Profit/(loss) before taxation		8,052
Taxation on ordinary activities		(2,091)
Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(1,034)		(825)
Net finance costs	4		(108)
Share of post-tax results of associates and joint ventures	32		900
Profit/(loss) before taxation	(998)		(33)
Taxation on ordinary activities	223		67
Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(1,517)
Net finance costs		(205)
Share of post-tax results of associates and joint ventures		23,197
Profit/(loss) before taxation		21,475
Taxation on ordinary activities		10,220
United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			1,880
United States | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		23,819
United States | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			991
United States | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		624
United States | Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			889
United States | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		23,195
APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	416		344
APME | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		413
APME | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	384		333
APME | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		384
APME | Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	32		11
APME | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		29
ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	3		3
ENA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		(23)
ENA | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	3		3
ENA | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		4
ENA | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		(27)
Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			4,675
Operating segments [member] | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		6,412
Operating segments [member] | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			5,480
Operating segments [member] | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		7,929
Operating segments [member] | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			(805)
Operating segments [member] | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(1,517)
Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	4,006
Operating segments [member] | United States | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,165
Operating segments [member] | United States | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	4,511
Operating segments [member] | United States | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,928
Operating segments [member] | United States | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(505)
Operating segments [member] | United States | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(763)
Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,858		1,774
Operating segments [member] | APME | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,902
Operating segments [member] | APME | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,948		1,972
Operating segments [member] | APME | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		2,049
Operating segments [member] | APME | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(90)		(198)
Operating segments [member] | APME | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(147)
Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,544		1,422
Operating segments [member] | AMSSA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,648
Operating segments [member] | AMSSA | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,738		1,684
Operating segments [member] | AMSSA | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,782
Operating segments [member] | AMSSA | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(194)		(262)
Operating segments [member] | AMSSA | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(134)
Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,905		1,479
Operating segments [member] | ENA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,697
Operating segments [member] | ENA | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,150		1,824
Operating segments [member] | ENA | Adjusted Segment Result Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		2,170
Operating segments [member] | ENA | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(245)		(345)
Operating segments [member] | ENA | Current Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(473)
Unallocated amounts [member] | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			(20)
Unallocated amounts [member] | Current Rates | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			£ (20)
Constant Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	10,924
Net finance costs	(1,415)
Share of post-tax results of associates and joint ventures	420
Profit/(loss) before taxation	9,929
Taxation on ordinary activities	(2,508)
Constant Rates | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		7,605
Net finance costs		(833)
Share of post-tax results of associates and joint ventures		951
Profit/(loss) before taxation		7,723
Taxation on ordinary activities		(2,017)
Constant Rates | United States | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		593
Constant Rates | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	417
Constant Rates | APME | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		354
Constant Rates | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	3
Constant Rates | ENA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		4
Constant Rates | Operating segments [member] | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		7,605
Constant Rates | Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	4,686
Constant Rates | Operating segments [member] | United States | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,827
Constant Rates | Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,099
Constant Rates | Operating segments [member] | APME | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,962
Constant Rates | Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,922
Constant Rates | Operating segments [member] | AMSSA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,799
Constant Rates | Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,217
Constant Rates | Operating segments [member] | ENA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		2,017
Translation Exchange
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(577)
Net finance costs	30
Share of post-tax results of associates and joint ventures	(33)
Profit/(loss) before taxation	(580)
Taxation on ordinary activities	144
Translation Exchange | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		324
Net finance costs		(56)
Share of post-tax results of associates and joint ventures		61
Profit/(loss) before taxation		329
Taxation on ordinary activities		(74)
Translation Exchange | United States | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		31
Translation Exchange | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	(33)
Translation Exchange | APME | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		30
Translation Exchange | Operating segments [member] | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		324
Translation Exchange | Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(175)
Translation Exchange | Operating segments [member] | United States | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		101
Translation Exchange | Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(151)
Translation Exchange | Operating segments [member] | APME | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		87
Translation Exchange | Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(184)
Translation Exchange | Operating segments [member] | AMSSA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(17)
Translation Exchange | Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	£ (67)
Translation Exchange | Operating segments [member] | ENA | Restatement Adjustments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		£ 153